Homestead Funds, Inc.
4301 Wilson Boulevard
Arlington, VA 22203
March 8, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re:	Homestead Funds, Inc. (the “Funds”) File No. 811-06136
Ladies and Gentlemen:
Attached for electronic filing on behalf of the Funds, pursuant to Rule 30b2-1(a) under the Investment Company Act of 1940, as amended, is one copy, in electronic format, of the Funds’ annual report to shareholders on Form N-CSR for the fiscal year ended December 31, 2010. No fees are required in connection with this filing.
If you have any questions regarding the attached filing, please contact the undersigned at 703-907-5953.
Very truly yours,

/s/ Kelly Bowers Whetstone, Esq.
Kelly Bowers Whetstone, Esq.
Secretary, Homestead Funds, Inc.

Attachment
cc:	Danielle C. Sieverling Chief Compliance Officer